UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: December 31, 2002



Name of Institutional Investment Manager:  Pamet Capital Management, LLC


      222 Berkeley Street, 22nd Floor          Boston         MA          02116
--------------------------------------------------------------------------------
Business Address         (Street)              (City)       (State)       (Zip)


13F File Number: 028-10112
                ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Jason Price                Chief Financial Officer                 617-646-6100
--------------------------------------------------------------------------------
(Name)                             (Title)                             (Phone)

Signature, Place and Date of Signing:


/s/ Jason Price
------------------------------------
222 Berkeley Street, 22nd Floor, Boston, MA 02116
2/13/2003


Report Type:

[X]       13F HOLDINGS REPORT.
[ ]       13F NOTICE.
[ ]       13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Number of Other Included Managers:    1
                                  ----------

List of Other Included Managers: Abrams Capital, LLC
                                -----------------------

Form 13F Information Table Entry Total:  35
                                       -------

Form 13F Information Table Value Total: 153,420,000
                                       ---------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/02



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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
AES Corp.                                   COM   00130H105    131    43400             43400              43400
AES Corp.                                   COM   00130H105   2889   956600            956600      1      956600
Arbitron Inc.                               COM   03875Q108   2720    81200             81200      1       81200
Bay View Cap Corp.                          COM   07262L101    764   132800            132800             132800
Bay View Cap Corp.                          COM   07262L101   4670  1121454           1121454      1     1121454
Berkshire Hathaway Inc.                    CL B   084670207    676      279               279                279
Berkshire Hathaway Inc.                    CL B   084670207   4199     1733              1733      1        1733
Berkshire Hathaway Inc.                    CL A   084670108   3274       45                45      1          45
BKF Capital Group Inc.                      COM   05548G102    335    19000             19000              19000
BKF Capital Group Inc.                      COM   05548G102   5239   296800            296800      1      296800
Block H&R Inc.                              COM   093671105   1045    26000             26000              26000
Block H&R Inc.                              COM   093671105  15602   388100            388100      1      388100
Citigroup Litigation                     *W EXP   172967127    259   246340            246340             246340
Citigroup Litigation                     *W EXP   172967127   3854  3670936           3670936      1     3670936
Coast Federal Litigation Contingent Trust RIGHT   19034Q110     33    91100             91100              91100
Coast Federal Litigation Contingent Trust RIGHT   19034Q110    517  1436684           1436684      1     1436684
Echostar Communications Corp.              CL A   278762109   2557   114850            114850             114850
Echostar Communications Corp.              CL A   278762109  38120  1712500           1712500      1     1712500
Erie Indty Co.                             CL A   29530P102   1041    28700             28700              28700
Erie Indty Co.                             CL A   29530P102  15782   435242            435242      1      435242
IMS Health Inc.                             COM   449934108    598    37400             37400              37400
IMS Health Inc.                             COM   449934108   9005   562800            562800      1      562800
International Speedway Corp.               CL A   460335201    648    17370             17370              17370
International Speedway Corp.               CL A   460335201   8406   225430            225430      1      225430
Juno Lighting, Inc.                         COM   482047206    255    26319             26319              26319
Juno Lighting, Inc.                         COM   482047206   3875   400792            400792      1      400792
Morgan Stanley Dean Witter & Co             COM   617446448    896    22450             22450              22450
Morgan Stanley Dean Witter & Co             COM   617446448  12737   319050            319050      1      319050
OPTI Inc.                                   COM   683960108     29    22500             22500              22500
OPTI Inc.                                   COM   683960108    512   393565            393565      1      393565
Philip Morris Cos. Inc.                     COM   718154107    636    15700             15700              15700
Philip Morris Cos. Inc.                     COM   718154107   9407   232100            232100      1      232100
Safety Insurance Group Inc.                 COM   78648T100   2139   148726            148726      1      148726
XM Satellite                               CL A   983759101     59    21900             21900              21900
XM Satellite                               CL A   983759101    511   190100            190100      1      190100


*  Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.
